                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2004
                                                     --------------------------

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.):   [  ] is a restatement.
                                 -------------------------
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Silver Point Capital, L.P.
                 -----------------------------------
Address:           Two Greenwich Plaza
                 -----------------------------------
                   Greenwich, CT 06830
                 -----------------------------------

13F File Number:  028-10709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Jeffrey Gelfand
          --------------------------------------------------------
Title:                  Chief Financial Officer
          --------------------------------------------------------
Phone:                  203-618-2670
          --------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Jeffrey Gelfand                      New York, NY        February 11, 2005
-----------------------------    -------------------------   -------------------
            [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    13F File Number              Name

     28-                         Silver Point Capital General Partner, L.L.C.
        --------------           --------------------------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                          ------------------

Form 13F Information Table Entry Total:              31
                                          ------------------

Form 13F Information Table Value Total:         551,627
                                          ------------------
                                               (thousands)
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List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.       13F File Number       Name


                  No.       13F File Number       Name







                                       2
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                              SILVER POINT CAPITAL
                              13F INFORMATION TABLE
                                DECEMBER 31, 2004

        COLUMN 1         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
        --------         --------     --------   --------        --------           --------      --------   --------
                                                                                                              VOTING
                           TITLE OF               VALUE    SHARES OR  SH/  PUT/    INVESTMENT       OTHER    AUTHORITY
   NAME OF ISSUER            CLASS       CUSIP    (000)      PRN AMT  PRN  CALL    DISCRETION     MANAGERS      SOLE    SHARED  NONE
   --------------            -----       -----    -----      -------  ---  ----    ----------     --------      ----    ------  ----
AIRGATE PCS INC.        Common Stock  009367301   35,351     995,805  SH          SHARED-DEFINED     NONE      995,805
AMERICAN INTERNATIONAL
  GROUP                 Common Stock  026874107    6,574     100,000  SH          SHARED-DEFINED     NONE      100,000
AMERICAN TOWER CORP.    Warrant       03027R111    1,150       5,000  SH          SHARED-DEFINED     NONE        5,000
ARCH COAL INC.          Common Stock  039380100   24,014     671,900  SH          SHARED-DEFINED     NONE      671,900
BUCKEYE TECH INC.       Common Stock  118255108    7,354     563,500  SH          SHARED-DEFINED     NONE      563,500
CABLEVISION SYSTEMS
  CORP.                 Common Stock  12686C109   32,724   1,314,200  SH          SHARED-DEFINED     NONE    1,314,200
CONSECO, INC.           Warrant       208464123       32      13,580  SH          SHARED-DEFINED     NONE       13,580
DOBSON COMMUNICATIONS
  CORP.                 Common Stock  256069105      865     500,000  SH          SHARED-DEFINED     NONE      500,000
EXIDE TECHNOLOGIES      Common Stock  302051206    6,146     442,778  SH          SHARED-DEFINED     NONE      442,778
HERCULES INC.           Common Stock  427056106    2,966     200,000  SH          SHARED-DEFINED     NONE      200,000
SMTC CORP.              Common Stock  832682207    1,134     506,503  SH          SHARED-DEFINED     NONE      506,503
SMTC CORP.              Warrant       78458Q121      127   2,532,513  SH          SHARED-DEFINED     NONE    2,532,513
ISHARES RUSSELL 2000    Common Stock  464287655   15,563     120,000  SH          SHARED-DEFINED     NONE      120,000
KMART HOLDINGS CORP.    Common Stock  498780105    5,045      50,940  SH          SHARED-DEFINED     NONE       50,940
KONOLOGY INC.           Common Stock  499183804    9,471   4,735,391  SH          SHARED-DEFINED     NONE    4,735,391
LAIDLAW INTERNATIONAL
  INC.                  Common Stock  50730R102   18,880     883,080  SH          SHARED-DEFINED     NONE      883,080
MCI INC.                Common Stock  552691107   21,913   1,090,743  SH          SHARED-DEFINED     NONE    1,090,743
NRG ENERGY INC.         Common Stock  629377508   87,983   2,440,573  SH          SHARED-DEFINED     NONE    2,440,573
OMNICARE INC.           Common Stock  681904108   15,588     450,000  SH          SHARED-DEFINED     NONE      450,000
P G & E CORP.           Common Stock  69331C108       31         936  SH          SHARED-DEFINED     NONE          936
PATHMARK STORES INC.    Common Stock  70322A101    1,153     199,755  SH          SHARED-DEFINED     NONE      199,755
POPE & TALBOT INC.      Common Stock  732827100    6,385     372,100  SH          SHARED-DEFINED     NONE      372,100
RHODIA SA               Common Stock  762397107      756     275,000  SH          SHARED-DEFINED     NONE      275,000
S&P 500 DEPOSITORY
  RECEIPT               Common Stock  78462F103   25,442     210,000  SH          SHARED-DEFINED     NONE      210,000
SPRINT CORP.            Common Stock  852061100  120,564   4,859,500  SH          SHARED-DEFINED     NONE    4,859,500
TELEPHONE AND DATA
  SYSTEMS, INC.         Common Stock  879433100    8,463     110,100  SH          SHARED-DEFINED     NONE      110,100
TOYS R US, INC.         Common Stock  892335100    2,971     145,000  SH          SHARED-DEFINED     NONE      145,000
TRITON PCS HOLDINGS,
  INC.                  Common Stock  89677M106      978     291,100  SH          SHARED-DEFINED     NONE      291,100
UNITEDGLOBALCOM INC.    Common Stock  913247508   72,529   7,501,180  SH          SHARED-DEFINED     NONE    7,501,180
USG CORP.               Common Stock  903293405   10,127     250,000  SH          SHARED-DEFINED     NONE      250,000
WESTMORELAND COAL
  COMPANY               Common Stock  960878106    9,348     307,500  SH          SHARED-DEFINED     NONE      307,500